Income Taxes - Summary of Components of Deferred Income Tax Balances (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	$ 3,023	$ 3,404
Benefit (expense) to Income statement	(12)	(153)
Benefit (expense) to equity	(312)	(295)
Translation and other	32	67
Ending balance of net asset	2,731	3,023
Comprising
Deferred tax assets	2,732	3,024	$ 3,420
Deferred tax liabilities	(1)	(1)	(16)
Net deferred tax assets (liabilities)	2,731	3,023	$ 3,404
Allowance for credit losses [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	1,343	893
Benefit (expense) to Income statement	(56)	449
Benefit (expense) to equity	0
Translation and other	5	1
Ending balance of net asset	1,292	1,343
Employee future benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	282	264
Benefit (expense) to Income statement	23	3
Benefit (expense) to equity	(6)	15
Translation and other	0
Ending balance of net asset	299	282
Deferred compensation benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	749	783
Benefit (expense) to Income statement	308	(35)
Benefit (expense) to equity	0
Translation and other	2	1
Ending balance of net asset	1,059	749
Other comprehensive income [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	224	522
Benefit (expense) to Income statement	0
Benefit (expense) to equity	(261)	(298)
Translation and other	0
Ending balance of net asset	(37)	224
Premises and equipment [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(480)	(343)
Benefit (expense) to Income statement	(19)	(136)
Benefit (expense) to equity	0
Translation and other	1	(1)
Ending balance of net asset	(498)	(480)
Pension benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(338)	(395)
Benefit (expense) to Income statement	13	73
Benefit (expense) to equity	(47)	(16)
Translation and other	2
Ending balance of net asset	(370)	(338)
Goodwill and intangible assets [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(805)	(913)
Benefit (expense) to Income statement	36	107
Benefit (expense) to equity	0
Translation and other	(6)	1
Ending balance of net asset	(775)	(805)
Securities [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	867	987
Benefit (expense) to Income statement	(294)	(119)
Benefit (expense) to equity	0
Translation and other	5	(1)
Ending balance of net asset	578	867
Deferred Tax Asset Liability Other [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	1,181	1,606
Benefit (expense) to Income statement	(23)	(495)
Benefit (expense) to equity	2	4
Translation and other	23	66
Ending balance of net asset	$ 1,183	$ 1,181